UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2016

QS

S&P 500 INDEX FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Fund name change

Prior to April 1, 2016, the Fund was known as QS Batterymarch S&P 500 Index Fund. There was no change in the Fund’s investment objective, policies and strategies as a result of this name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS S&P 500 Index Fund for the six-month reporting period ended March 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice:

Effective April 1, 2016, QS Investors, LLC became a subadviser, and QS Batterymarch Financial Management, Inc. ceased to be a subadviser, to the Fund. The same portfolio managers continue to serve the Fund. Additionally, effective April 1, 2016, the Fund’s name changed from QS Batterymarch S&P 500 Index Fund to QS S&P 500 Index Fund. For more information regarding these changes, please see the prospectus supplement dated February 4, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

II	QS S&P 500 Index Fund

Investment commentary

Economic review

The pace of U.S. economic activity was mixed during the six months ended March 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s initial reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.5%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in March 2016, unemployment was 5.0%, close to its lowest level since February 2008.

QS S&P 500 Index Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the six months ended March 31, 2016. The market moved higher over the first two months of the reporting period, as corporate profits often exceeded expectations and investor demand was solid overall. However, the market then reversed course and declined during the next three months of the period. This turnaround was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. The market then rallied sharply in March 2016, as U.S. economic data was generally solid, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. All told, for the six months ended March 31, 2016, the S&P 500 Indexiv gained 8.49%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as they gained 7.75% over the reporting period. In contrast, small-cap stocks generated the lowest returns, with the Russell 2000 Indexvi rising 2.02%, whereas mid-cap stocks, as measured by the Russell Midcap Indexvii, rose 5.94%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 7.45% and 7.15%, respectively, during the six months ended March 31, 2016.

Performance review

For the six months ended March 31, 2016, Class A shares of QS S&P 500 Index Fund returned 8.21%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 8.49% for the same period. The Lipper S&P 500 Index Funds Category Average1 returned 8.08% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 138 funds in the Fund’s Lipper category.

IV	QS S&P 500 Index Fund

Performance Snapshot as of March 31, 2016 (unaudited)
6 months
QS S&P 500 Index Fund:
Class A	8.21%
Class D	8.37%
S&P 500 Index	8.49%
Lipper S&P 500 Index Funds Category Average[1]	8.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2016, the gross total annual operating expense ratios for Class A and Class D shares were 0.61% and 0.44%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 138 funds in the Fund’s Lipper category.

QS S&P 500 Index Fund	V

Investment commentary (cont’d)

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	QS S&P 500 Index Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2016 and September 30, 2015 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.

QS S&P 500 Index Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2015 and held for the six months ended March 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	8.21%	$1,000.00	$1,082.10	0.59%	$3.07	Class A	5.00%	$1,000.00	$1,022.05	0.59%	$2.98
Class D	8.37	1,000.00	1,083.70	0.39	2.03	Class D	5.00	1,000.00	1,023.05	0.39	1.97

[1]	For the six months ended March 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

2	QS S&P 500 Index Fund 2016 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 12.9%
Auto Components — 0.3%
BorgWarner Inc.	2,590	$99,456
Delphi Automotive PLC	3,433	257,544
Goodyear Tire & Rubber Co.	3,244	106,987
Johnson Controls Inc.	8,868	345,586
Total Auto Components		809,573
Automobiles — 0.6%
Ford Motor Co.	50,840	686,340
General Motors Co.	18,732	588,747
Harley-Davidson Inc.	2,705	138,847
Total Automobiles		1,413,934
Distributors — 0.1%
Genuine Parts Co.	2,169	215,512
Diversified Consumer Services — 0.0%
H&R Block Inc.	2,388	63,091
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	6,183	326,277
Chipotle Mexican Grill Inc.	388	182,736	*
Darden Restaurants Inc.	1,476	97,859
Marriott International Inc., Class A Shares	2,207	157,094
McDonald’s Corp.	11,765	1,478,625
Royal Caribbean Cruises Ltd.	2,300	188,945
Starbucks Corp.	19,318	1,153,285
Starwood Hotels & Resorts Worldwide Inc.	1,907	159,101
Wyndham Worldwide Corp.	1,807	138,109
Wynn Resorts Ltd.	1,143	106,791
Yum! Brands Inc.	5,512	451,157
Total Hotels, Restaurants & Leisure		4,439,979
Household Durables — 0.5%
D.R. Horton Inc.	4,017	121,434
Garmin Ltd.	1,734	69,291
Harman International Industries Inc.	957	85,211
Leggett & Platt Inc.	1,959	94,815
Lennar Corp., Class A Shares	2,480	119,933
Mohawk Industries Inc.	862	164,556	*
Newell Rubbermaid Inc.	2,840	125,783
PulteGroup Inc.	4,842	90,594

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Household Durables — continued
Whirlpool Corp.	1,093	$197,112
Total Household Durables		1,068,729
Internet & Catalog Retail — 2.0%
Amazon.com Inc.	5,067	3,007,974	*
Expedia Inc.	1,443	155,584
Netflix Inc.	5,699	582,609	*
Priceline Group Inc.	661	852,002	*
TripAdvisor Inc.	1,646	109,459	*
Total Internet & Catalog Retail		4,707,628
Leisure Products — 0.1%
Hasbro Inc.	1,644	131,684
Mattel Inc.	4,801	161,410
Total Leisure Products		293,094
Media — 3.1%
Cablevision Systems Corp., New York Group, Class A Shares	3,020	99,660
CBS Corp., Class B Shares	5,478	301,783
Comcast Corp., Class A Shares	32,008	1,955,049
Discovery Communications Inc., Class A Shares	1,990	56,974	*
Discovery Communications Inc., Class C Shares	2,858	77,166	*
Interpublic Group of Cos. Inc.	5,982	137,287
News Corp., Class A Shares	4,518	57,695
Omnicom Group Inc.	2,942	244,863
Scripps Networks Interactive Inc., Class A Shares	1,253	82,071
TEGNA Inc.	3,207	75,236
Time Warner Cable Inc.	3,734	764,051
Time Warner Inc.	10,493	761,267
Twenty-First Century Fox Inc., Class A Shares	14,152	394,558
Twenty-First Century Fox Inc., Class B Shares	5,274	148,727
Viacom Inc., Class B Shares	4,290	177,091
Walt Disney Co.	19,695	1,955,910
Total Media		7,289,388
Multiline Retail — 0.7%
Dollar General Corp.	3,824	327,335
Dollar Tree Inc.	2,983	245,978	*
Kohl’s Corp.	2,338	108,974
Macy’s Inc.	4,198	185,090
Nordstrom Inc.	1,615	92,394
Target Corp.	7,975	656,183
Total Multiline Retail		1,615,954

See Notes to Financial Statements.

4	QS S&P 500 Index Fund 2016 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Specialty Retail — 2.7%
Advance Auto Parts Inc.	1,000	$160,340
AutoNation Inc.	890	41,545	*
AutoZone Inc.	407	324,253	*
Bed Bath & Beyond Inc.	2,109	104,691	*
Best Buy Co. Inc.	3,856	125,089
CarMax Inc.	2,749	140,474	*
GameStop Corp., Class A Shares	1,634	51,847
Gap Inc.	2,770	81,438
Home Depot Inc.	16,677	2,225,212
L Brands Inc.	3,440	302,066
Lowe’s Cos. Inc.	12,171	921,953
O’Reilly Automotive Inc.	1,300	355,758	*
Ross Stores Inc.	5,064	293,206
Signet Jewelers Ltd.	1,100	136,433
Staples Inc.	9,180	101,255
Tiffany & Co.	1,554	114,032
TJX Cos. Inc.	8,933	699,901
Tractor Supply Co.	1,690	152,877
Urban Outfitters Inc.	820	27,134	*
Total Specialty Retail		6,359,504
Textiles, Apparel & Luxury Goods — 0.9%
Coach Inc.	3,915	156,953
Hanesbrands Inc.	4,800	136,032
Michael Kors Holdings Ltd.	2,204	125,540	*
NIKE Inc., Class B Shares	17,656	1,085,314
PVH Corp.	1,151	114,018
Ralph Lauren Corp.	834	80,281
Under Armour Inc., Class A Shares	2,300	195,109	*
V.F. Corp.	4,670	302,429
Total Textiles, Apparel & Luxury Goods		2,195,676
Total Consumer Discretionary		30,472,062
Consumer Staples — 10.4%
Beverages — 2.4%
Brown-Forman Corp., Class B Shares	1,203	118,459
Coca-Cola Co.	51,228	2,376,467
Coca-Cola Enterprises Inc.	2,752	139,637
Constellation Brands Inc., Class A Shares	2,360	356,572
Dr. Pepper Snapple Group Inc.	2,507	224,176

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Beverages — continued
Molson Coors Brewing Co., Class B Shares	2,483	$238,815
Monster Beverage Corp.	1,900	253,422	*
PepsiCo Inc.	19,042	1,951,424
Total Beverages		5,658,972
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	5,803	914,437
CVS Health Corp.	14,512	1,505,330
Kroger Co.	12,430	475,447
Sysco Corp.	6,478	302,717
Wal-Mart Stores Inc.	20,545	1,407,127
Walgreens Boots Alliance Inc.	11,354	956,461
Whole Foods Market Inc.	4,776	148,581
Total Food & Staples Retailing		5,710,100
Food Products — 1.7%
Archer-Daniels-Midland Co.	7,402	268,767
Campbell Soup Co.	2,523	160,942
ConAgra Foods Inc.	5,930	264,597
General Mills Inc.	7,911	501,162
Hershey Co.	1,854	170,735
Hormel Foods Corp.	3,798	164,225
J.M. Smucker Co.	1,463	189,956
Kellogg Co.	3,223	246,721
Kraft Heinz Co.	7,951	624,630
McCormick & Co. Inc., Non Voting Shares	1,280	127,334
Mead Johnson Nutrition Co.	2,262	192,202
Mondelez International Inc., Class A Shares	20,916	839,150
Tyson Foods Inc., Class A Shares	3,792	252,775
Total Food Products		4,003,196
Household Products — 2.0%
Church & Dwight Co. Inc.	1,576	145,276
Clorox Co.	1,655	208,629
Colgate-Palmolive Co.	11,831	835,860
Kimberly-Clark Corp.	4,853	652,777
Procter & Gamble Co.	34,995	2,880,439
Total Household Products		4,722,981
Personal Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	2,837	267,558

See Notes to Financial Statements.

6	QS S&P 500 Index Fund 2016 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Tobacco — 1.8%
Altria Group Inc.	25,828	$1,618,382
Philip Morris International Inc.	20,387	2,000,169
Reynolds American Inc.	10,720	539,323
Total Tobacco		4,157,874
Total Consumer Staples		24,520,681
Energy — 6.7%
Energy Equipment & Services — 1.0%
Baker Hughes Inc.	5,667	248,385
Cameron International Corp.	2,658	178,219	*
Diamond Offshore Drilling Inc.	981	21,317
FMC Technologies Inc.	3,330	91,109	*
Halliburton Co.	11,204	400,207
Helmerich & Payne Inc.	1,517	89,078
National-Oilwell Varco Inc.	4,715	146,637
Schlumberger Ltd.	16,622	1,225,872
Transocean Ltd.	4,788	43,762
Total Energy Equipment & Services		2,444,586
Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	6,806	316,956
Apache Corp.	4,731	230,920
Cabot Oil & Gas Corp.	5,836	132,536
Chesapeake Energy Corp.	7,142	29,425
Chevron Corp.	24,946	2,379,848
Cimarex Energy Co.	1,200	116,724
Columbia Pipeline Group Inc.	4,429	111,168
Concho Resources Inc.	1,700	171,768	*
ConocoPhillips	16,396	660,267
Devon Energy Corp.	6,538	179,403
EOG Resources Inc.	7,069	513,068
EQT Corp.	2,129	143,197
Exxon Mobil Corp.	54,214	4,531,748
Hess Corp.	3,191	168,006
Kinder Morgan Inc.	23,830	425,604
Marathon Oil Corp.	11,486	127,954
Marathon Petroleum Corp.	7,260	269,927
Murphy Oil Corp.	2,429	61,186
Newfield Exploration Co.	2,620	87,115	*
Noble Energy Inc.	5,769	181,204

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp.	10,111	$691,896
ONEOK Inc.	2,931	87,520
Phillips 66	6,267	542,659
Pioneer Natural Resources Co.	2,181	306,954
Range Resources Corp.	2,309	74,765
Southwestern Energy Co.	4,979	40,180	*
Spectra Energy Corp.	8,308	254,225
Tesoro Corp.	1,557	133,918
Valero Energy Corp.	6,420	411,779
Williams Cos. Inc.	8,270	132,899
Total Oil, Gas & Consumable Fuels		13,514,819
Total Energy		15,959,405
Financials — 15.6%
Banks — 5.2%
Bank of America Corp.	134,932	1,824,281
BB&T Corp.	10,213	339,787
Citigroup Inc.	38,174	1,593,764
Citizens Financial Group Inc.	7,040	147,488
Comerica Inc.	2,568	97,250
Fifth Third Bancorp	11,165	186,344
Huntington Bancshares Inc.	11,725	111,857
JPMorgan Chase & Co.	48,248	2,857,247
KeyCorp	9,245	102,065
M&T Bank Corp.	2,039	226,329
People’s United Financial Inc.	4,395	70,012
PNC Financial Services Group Inc.	6,705	567,042
Regions Financial Corp.	17,325	136,001
SunTrust Banks Inc.	6,843	246,895
U.S. Bancorp	21,787	884,334
Wells Fargo & Co.	60,798	2,940,191
Zions Bancorporation	2,608	63,140
Total Banks		12,394,027
Capital Markets — 1.9%
Affiliated Managers Group Inc.	800	129,920	*
Ameriprise Financial Inc.	2,262	212,651
Bank of New York Mellon Corp.	13,965	514,331
BlackRock Inc.	1,672	569,433
Charles Schwab Corp.	15,687	439,550
E*TRADE Financial Corp.	4,052	99,233	*

See Notes to Financial Statements.

8	QS S&P 500 Index Fund 2016 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
Franklin Resources Inc.	5,295	$206,770
Goldman Sachs Group Inc.	5,270	827,285
Invesco Ltd.	5,259	161,819
Legg Mason Inc.	1,320	45,778	(a)
Morgan Stanley	18,977	474,615
Northern Trust Corp.	2,697	175,763
State Street Corp.	5,037	294,765
T. Rowe Price Group Inc.	3,020	221,849
Total Capital Markets		4,373,762
Consumer Finance — 0.8%
American Express Co.	10,858	666,681
Capital One Financial Corp.	7,097	491,893
Discover Financial Services	5,369	273,389
Navient Corp.	3,962	47,425
Synchrony Financial	11,410	327,011	*
Total Consumer Finance		1,806,399
Diversified Financial Services — 2.1%
Berkshire Hathaway Inc., Class B Shares	24,621	3,493,227	*
CME Group Inc.	4,452	427,615
Intercontinental Exchange Inc.	1,521	357,648
Leucadia National Corp.	4,418	71,439
McGraw Hill Financial Inc.	3,532	349,597
Moody’s Corp.	2,253	217,550
Nasdaq Inc.	1,649	109,461
Total Diversified Financial Services		5,026,537
Insurance — 2.6%
AFLAC Inc.	5,431	342,913
Allstate Corp.	5,137	346,080
American International Group Inc.	14,885	804,534
Aon PLC	3,669	383,227
Assurant Inc.	1,010	77,921
Chubb Ltd.	6,134	730,866
Cincinnati Financial Corp.	2,076	135,687
Hartford Financial Services Group Inc.	4,782	220,354
Lincoln National Corp.	2,778	108,898
Loews Corp.	3,018	115,469
Marsh & McLennan Cos. Inc.	6,820	414,588
MetLife Inc.	14,549	639,283

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Principal Financial Group Inc.	3,877	$152,948
Progressive Corp.	7,726	271,492
Prudential Financial Inc.	5,938	428,842
Torchmark Corp.	1,043	56,489
Travelers Cos. Inc.	3,922	457,737
Unum Group	3,660	113,167
Willis Towers Watson PLC	1,683	199,705
XL Group PLC	4,233	155,774
Total Insurance		6,155,974
Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	5,690	582,485
Apartment Investment and Management Co., Class A Shares	2,061	86,191
AvalonBay Communities Inc.	1,716	326,383
Boston Properties Inc.	2,159	274,366
Crown Castle International Corp.	4,446	384,579
Equinix Inc.	913	301,938
Equity Residential	4,737	355,417
Essex Property Trust Inc.	892	208,603
Extra Space Storage Inc.	1,580	147,667
Federal Realty Investment Trust	900	140,445
General Growth Properties Inc.	7,722	229,575
HCP Inc.	6,449	210,108
Host Hotels & Resorts Inc.	10,675	178,273
Iron Mountain Inc.	2,578	87,420
Kimco Realty Corp.	5,780	166,348
Macerich Co.	1,983	157,133
Prologis Inc.	7,317	323,265
Public Storage.	1,939	534,834
Realty Income Corp.	3,100	193,781
Simon Property Group Inc.	4,016	834,083
SL Green Realty Corp.	1,171	113,446
UDR Inc.	3,450	132,929
Ventas Inc.	4,151	261,347
Vornado Realty Trust	2,157	203,686
Welltower Inc.	4,491	311,406
Weyerhaeuser Co.	10,420	322,812
Total Real Estate Investment Trusts (REITs)		7,068,520

See Notes to Financial Statements.

10	QS S&P 500 Index Fund 2016 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Real Estate Management & Development — 0.0%
CBRE Group Inc., Class A Shares	3,934	$113,378	*
Total Financials		36,938,597
Health Care — 14.3%
Biotechnology — 3.2%
AbbVie Inc.	21,375	1,220,940
Alexion Pharmaceuticals Inc.	3,032	422,115	*
Amgen Inc.	9,875	1,480,559
Baxalta Inc.	7,362	297,425
Biogen Inc.	2,914	758,572	*
Celgene Corp.	10,431	1,044,039	*
Gilead Sciences Inc.	17,923	1,646,407
Regeneron Pharmaceuticals Inc.	1,011	364,405	*
Vertex Pharmaceuticals Inc.	3,326	264,383	*
Total Biotechnology		7,498,845
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	19,736	825,557
Baxter International Inc.	7,362	302,431
Becton, Dickinson & Co.	2,745	416,746
Boston Scientific Corp.	17,411	327,501	*
C.R. Bard Inc.	995	201,657
DENTSPLY SIRONA Inc.	3,250	200,298
Edwards Lifesciences Corp.	2,737	241,431	*
Hologic Inc.	3,260	112,470	*
Intuitive Surgical Inc.	489	293,913	*
Medtronic PLC	18,538	1,390,350
St. Jude Medical Inc.	3,616	198,880
Stryker Corp.	4,158	446,112
Varian Medical Systems Inc.	1,461	116,909	*
Zimmer Biomet Holdings Inc.	2,169	231,280
Total Health Care Equipment & Supplies		5,305,535
Health Care Providers & Services — 2.7%
Aetna Inc.	4,596	516,361
AmerisourceBergen Corp.	2,603	225,290
Anthem Inc.	3,410	473,956
Cardinal Health Inc.	4,237	347,222
Centene Corp.	2,240	137,917	*
CIGNA Corp.	3,397	466,204
DaVita HealthCare Partners Inc.	2,154	158,060	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Health Care Providers & Services — continued
Express Scripts Holding Co.	8,749	$600,969	*
HCA Holdings Inc.	4,200	327,810	*
Henry Schein Inc.	1,052	181,607	*
Humana Inc.	1,973	360,960
Laboratory Corporation of America Holdings	1,203	140,907	*
McKesson Corp.	3,016	474,266
Patterson Cos. Inc.	1,158	53,882
Quest Diagnostics Inc.	2,036	145,472
Tenet Healthcare Corp.	1,368	39,576	*
UnitedHealth Group Inc.	12,414	1,600,165
Universal Health Services Inc., Class B Shares	1,200	149,664
Total Health Care Providers & Services		6,400,288
Health Care Technology — 0.1%
Cerner Corp.	4,173	221,002	*
Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	4,704	187,454
Illumina Inc.	1,980	320,978	*
PerkinElmer Inc.	1,592	78,740
Thermo Fisher Scientific Inc.	5,227	740,091
Waters Corp.	1,027	135,482	*
Total Life Sciences Tools & Services		1,462,745
Pharmaceuticals — 5.5%
Allergan PLC	5,180	1,388,395	*
Bristol-Myers Squibb Co.	21,902	1,399,100
Eli Lilly & Co.	12,925	930,729
Endo International PLC	2,600	73,190	*
Johnson & Johnson	36,365	3,934,693
Mallinckrodt PLC	1,600	98,048	*
Merck & Co. Inc.	36,787	1,946,400
Mylan NV	5,247	243,199	*
Perrigo Co. PLC	1,887	241,404
Pfizer Inc.	79,535	2,357,418
Zoetis Inc.	5,985	265,315
Total Pharmaceuticals		12,877,891
Total Health Care		33,766,306
Industrials — 10.1%
Aerospace & Defense — 2.5%
Boeing Co.	8,253	1,047,636

See Notes to Financial Statements.

12	QS S&P 500 Index Fund 2016 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Aerospace & Defense — continued
General Dynamics Corp.	3,869	$508,271
Honeywell International Inc.	10,068	1,128,119
L-3 Communications Holdings Inc.	942	111,627
Lockheed Martin Corp.	3,484	771,706
Northrop Grumman Corp.	2,362	467,440
Raytheon Co.	3,937	482,794
Rockwell Collins Inc.	1,587	146,337
Textron Inc.	3,985	145,293
United Technologies Corp.	10,019	1,002,902
Total Aerospace & Defense		5,812,125
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide Inc.	2,094	155,438
Expeditors International of Washington Inc.	1,822	88,932
FedEx Corp.	3,441	559,919
United Parcel Service Inc., Class B Shares	8,887	937,312
Total Air Freight & Logistics		1,741,601
Airlines — 0.6%
American Airlines Group Inc.	7,969	326,809
Delta Air Lines Inc.	10,323	502,524
Southwest Airlines Co.	8,177	366,330
United Continental Holdings Inc.	4,789	286,669	*
Total Airlines		1,482,332
Building Products — 0.1%
Allegion PLC	1,271	80,975
Masco Corp.	4,184	131,587
Total Building Products		212,562
Commercial Services & Supplies — 0.4%
ADT Corp.	1,977	81,571
Cintas Corp.	886	79,571
Pitney Bowes Inc.	2,857	61,540
Republic Services Inc.	3,215	153,195
Stericycle Inc.	1,201	151,554	*
Tyco International PLC	5,893	216,332
Waste Management Inc.	5,155	304,145
Total Commercial Services & Supplies		1,047,908
Construction & Engineering — 0.1%
Fluor Corp.	1,762	94,619
Jacobs Engineering Group Inc.	1,861	81,047	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Construction & Engineering — continued
Quanta Services Inc.	1,672	$37,720	*
Total Construction & Engineering		213,386
Electrical Equipment — 0.5%
AMETEK Inc.	2,761	137,995
Eaton Corp. PLC	6,305	394,441
Emerson Electric Co.	8,014	435,801
Rockwell Automation Inc.	1,758	199,972
Total Electrical Equipment		1,168,209
Industrial Conglomerates — 2.6%
3M Co.	8,017	1,335,873
Danaher Corp.	7,952	754,327
General Electric Co.	122,418	3,891,668
Roper Technologies Inc.	1,278	233,580
Total Industrial Conglomerates		6,215,448
Machinery — 1.3%
Caterpillar Inc.	7,637	584,536
Cummins Inc.	2,050	225,377
Deere & Co.	3,590	276,394
Dover Corp.	1,999	128,596
Flowserve Corp.	1,941	86,200
Illinois Tool Works Inc.	4,414	452,170
Ingersoll-Rand PLC	3,648	226,212
PACCAR Inc.	4,494	245,777
Parker Hannifin Corp.	1,688	187,503
Pentair PLC	2,385	129,410
Snap-on Inc.	819	128,575
Stanley Black & Decker Inc.	1,970	207,264
Xylem Inc.	2,564	104,867
Total Machinery		2,982,881
Professional Services — 0.3%
Dun & Bradstreet Corp.	531	54,736
Equifax Inc.	1,441	164,692
Nielsen Holdings PLC	4,504	237,181
Robert Half International Inc.	1,940	90,365
Verisk Analytics Inc.	2,120	169,430	*
Total Professional Services		716,404
Road & Rail — 0.8%
CSX Corp.	12,579	323,909
J.B. Hunt Transport Services Inc.	1,300	109,512

See Notes to Financial Statements.

14	QS S&P 500 Index Fund 2016 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Road & Rail — continued
Kansas City Southern	1,555	$132,875
Norfolk Southern Corp.	3,887	323,593
Ryder System Inc.	753	48,779
Union Pacific Corp.	11,282	897,483
Total Road & Rail		1,836,151
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,852	188,748
United Rentals Inc.	1,300	80,847	*
W. W. Grainger Inc.	746	174,139
Total Trading Companies & Distributors		443,734
Total Industrials		23,872,741
Information Technology — 20.8%
Communications Equipment — 1.0%
Cisco Systems Inc.	66,394	1,890,237
F5 Networks Inc.	818	86,585	*
Harris Corp.	1,507	117,335
Juniper Networks Inc.	4,447	113,443
Motorola Solutions Inc.	1,982	150,038
Total Communications Equipment		2,357,638
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A Shares	3,962	229,083
Corning Inc.	15,360	320,870
FLIR Systems Inc.	1,988	65,505
TE Connectivity Ltd.	4,932	305,389
Total Electronic Equipment, Instruments & Components		920,847
Internet Software & Services — 4.3%
Akamai Technologies Inc.	2,518	139,925	*
Alphabet Inc., Class A Shares	3,840	2,929,536	*
Alphabet Inc., Class C Shares	3,910	2,912,754	*
eBay Inc.	14,308	341,389	*
Facebook Inc., Class A Shares	30,146	3,439,659	*
VeriSign Inc.	1,372	121,477	*
Yahoo! Inc.	11,643	428,579	*
Total Internet Software & Services		10,313,319
IT Services — 3.7%
Accenture PLC, Class A Shares	8,233	950,088
Alliance Data Systems Corp.	750	165,000	*
Automatic Data Processing Inc.	6,129	549,833

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS S&P 500 Index Fund

Security	Shares	Value
IT Services — continued
Cognizant Technology Solutions Corp., Class A Shares	8,069	$505,926	*
CSRA Inc.	2,055	55,279
Fidelity National Information Services Inc.	3,316	209,936
Fiserv Inc.	2,890	296,456	*
International Business Machines Corp.	11,685	1,769,693
MasterCard Inc., Class A Shares	12,841	1,213,474
Paychex Inc.	4,109	221,927
PayPal Holdings Inc.	14,453	557,886	*
Teradata Corp.	1,424	37,366	*
Total System Services Inc.	2,332	110,957
Visa Inc., Class A Shares	25,216	1,928,520
Western Union Co.	6,397	123,398
Xerox Corp.	11,666	130,193
Total IT Services		8,825,932
Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices Inc.	3,912	231,551
Applied Materials Inc.	15,599	330,387
Broadcom Ltd.	4,977	768,947
First Solar Inc.	994	68,059	*
Intel Corp.	61,758	1,997,871
KLA-Tencor Corp.	2,006	146,057
Lam Research Corp.	1,989	164,291
Linear Technology Corp.	3,328	148,296
Microchip Technology Inc.	2,809	135,394
Micron Technology Inc.	12,803	134,047	*
NVIDIA Corp.	6,519	232,272
Qorvo Inc.	2,000	100,820	*
QUALCOMM Inc.	19,934	1,019,425
Skyworks Solutions Inc.	2,600	202,540
Texas Instruments Inc.	13,337	765,811
Xilinx Inc.	3,066	145,420
Total Semiconductors & Semiconductor Equipment		6,591,188
Software — 4.4%
Activision Blizzard Inc.	6,800	230,112
Adobe Systems Inc.	6,553	614,671	*
Autodesk Inc.	3,205	186,884	*
CA Inc.	3,312	101,976
Citrix Systems Inc.	2,093	164,468	*

See Notes to Financial Statements.

16	QS S&P 500 Index Fund 2016 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Software — continued
Electronic Arts Inc.	3,979	$263,052	*
Intuit Inc.	3,497	363,723
Microsoft Corp.	103,926	5,739,833
Oracle Corp.	41,713	1,706,479
Red Hat Inc.	2,386	177,781	*
Salesforce.com Inc.	8,247	608,876	*
Symantec Corp.	8,619	158,417
Total Software		10,316,272
Technology Hardware, Storage & Peripherals — 4.2%
Apple Inc.	72,847	7,939,595
EMC Corp.	25,335	675,178
Hewlett Packard Enterprise Co.	22,765	403,624
HP Inc.	22,129	272,629
NetApp Inc.	4,073	111,152
SanDisk Corp.	2,567	195,297
Seagate Technology PLC	4,238	145,999
Western Digital Corp.	2,967	140,161
Total Technology Hardware, Storage & Peripherals		9,883,635
Total Information Technology		49,208,831
Materials — 2.9%
Chemicals — 2.1%
Air Products & Chemicals Inc.	2,586	372,513
Airgas Inc.	939	133,000
CF Industries Holdings Inc.	2,739	85,840
Dow Chemical Co.	14,483	736,605
E.I. du Pont de Nemours & Co.	11,636	736,792
Eastman Chemical Co.	2,151	155,367
Ecolab Inc.	3,398	378,945
FMC Corp.	1,875	75,694
International Flavors & Fragrances Inc.	1,147	130,494
LyondellBasell Industries NV, Class A Shares	4,520	386,822
Monsanto Co.	5,732	502,926
Mosaic Co.	4,383	118,341
PPG Industries Inc.	3,360	374,606
Praxair Inc.	3,747	428,844
Sherwin-Williams Co.	1,002	285,239
Total Chemicals		4,902,028

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Construction Materials — 0.2%
Martin Marietta Materials Inc.	900	$143,559
Vulcan Materials Co.	1,842	194,460
Total Construction Materials		338,019
Containers & Packaging — 0.3%
Avery Dennison Corp.	1,354	97,637
Ball Corp.	1,983	141,368
International Paper Co.	5,690	233,518
Owens-Illinois Inc.	2,324	37,091	*
Sealed Air Corp.	2,768	132,892
WestRock Co.	3,509	136,956
Total Containers & Packaging		779,462
Metals & Mining — 0.3%
Alcoa Inc.	16,703	160,015
Freeport-McMoRan Inc.	16,084	166,308
Newmont Mining Corp.	7,024	186,698
Nucor Corp.	4,491	212,424
Total Metals & Mining		725,445
Total Materials		6,744,954
Telecommunication Services — 2.8%
Diversified Telecommunication Services — 2.8%
AT&T Inc.	81,051	3,174,768
CenturyLink Inc.	7,553	241,394
Frontier Communications Corp.	14,096	78,797
Level 3 Communications Inc.	3,900	206,115	*
Verizon Communications Inc.	53,457	2,890,954
Total Telecommunication Services		6,592,028
Utilities — 3.5%
Electric Utilities — 2.1%
American Electric Power Co. Inc.	6,481	430,338
Duke Energy Corp.	9,051	730,235
Edison International	4,326	310,996
Entergy Corp.	2,519	199,706
Eversource Energy	4,012	234,060
Exelon Corp.	11,396	408,661
FirstEnergy Corp.	5,907	212,475
NextEra Energy Inc.	6,097	721,519
PG&E Corp.	6,456	385,552
Pinnacle West Capital Corp.	1,555	116,734

See Notes to Financial Statements.

18	QS S&P 500 Index Fund 2016 Semi-Annual Report

QS S&P 500 Index Fund

Security		Shares	Value
Electric Utilities — continued
PPL Corp.		8,898	$338,747
Southern Co.		12,026	622,105
Xcel Energy Inc.		6,417	268,359
Total Electric Utilities			4,979,487
Gas Utilities — 0.0%
AGL Resources Inc.		1,363	88,786
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		9,293	109,657
NRG Energy Inc.		4,588	59,690
Total Independent Power and Renewable Electricity Producers			169,347
Multi-Utilities — 1.2%
Ameren Corp.		3,423	171,492
CenterPoint Energy Inc.		6,050	126,566
CMS Energy Corp.		3,763	159,702
Consolidated Edison Inc.		3,791	290,467
Dominion Resources Inc.		7,903	593,673
DTE Energy Co.		2,499	226,559
NiSource Inc.		4,429	104,347
Public Service Enterprise Group Inc.		6,563	309,380
SCANA Corp.		1,991	139,669
Sempra Energy		3,206	333,584
TECO Energy Inc.		2,891	79,589
WEC Energy Group Inc.		4,055	243,584
Total Multi-Utilities			2,778,612
Water Utilities — 0.1%
American Water Works Co. Inc.		2,360	162,675
Total Utilities			8,178,907
Total Investments Before Short-Term Investments (Cost — $125,911,030)			236,254,512

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $278,163)	0.447%	278,163	278,163
Total Investments — 100.1% (Cost — $126,189,193#)			$236,532,675
Liabilities in Excess of Other Assets — (0.1)%			(159,152)
Total Net Assets — 100.0%			$236,373,523

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 7).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

March 31, 2016

Assets:
Investments in unaffiliated securities, at value (Cost — $126,124,275)	$236,486,897
Investments in affiliated securities, at value (Cost — $64,918)	45,778
Cash	11,010
Receivable for securities sold	1,228,034
Dividends and interest receivable	289,519
Receivable for Fund shares sold	149,825
Deposits with brokers for open futures contracts	71,361
Receivable from broker — variation margin on open futures contracts	25,883
Prepaid expenses	21,941
Other receivables	104,211
Total Assets	238,434,459

Liabilities:
Payable for Fund shares repurchased	1,595,944
Payable for securities purchased	252,694
Investment management fee payable	45,764
Service and/or distribution fees payable	38,146
Trustees’ fees payable	2,921
Accrued expenses	125,467
Total Liabilities	2,060,936
Total Net Assets	$236,373,523

Net Assets:
Par value (Note 8)	$115
Paid-in capital in excess of par value	131,015,418
Overdistributed net investment income	(30,611)
Accumulated net realized loss on investments and futures contracts	(4,980,696)
Net unrealized appreciation on investments and futures contracts	110,369,297
Total Net Assets	$236,373,523

Net Assets:
Class A	$226,941,484
Class D	$9,432,039

Shares Outstanding:
Class A	10,997,890
Class D	454,171

Net Asset Value:
Class A	$20.64
Class D	$20.77

See Notes to Financial Statements.

20	QS S&P 500 Index Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2016

Investment Income:
Dividends from unaffiliated investments	$2,701,221
Dividends from affiliated investments	792
Interest	1,874
Total Investment Income	2,703,887

Expenses:
Investment management fee (Note 2)	296,149
Service and/or distribution fees (Notes 2 and 5)	227,988
Transfer agent fees (Note 5)	79,078
Audit and tax fees	20,833
Legal fees	18,924
Registration fees	17,900
Shareholder reports	17,387
Fund accounting fees	12,164
Standard & Poor’s license fees	11,846
Trustees’ fees	8,332
Insurance	2,128
Custody fees	50
Miscellaneous expenses	2,127
Total Expenses	714,906
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(24,925)
Net Expenses	689,981
Net Investment Income	2,013,906

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	1,193,463
Futures contracts	142,723
Net Realized Gain	1,336,186
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated investments	15,298,002
Affiliated investments	(9,147)
Futures contracts	65,223
Change in Net Unrealized Appreciation (Depreciation)	15,354,078
Net Gain on Investments and Futures Contracts	16,690,264
Increase in Net Assets From Operations	$18,704,170

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended March 31, 2016 (unaudited) and the Year Ended September 30, 2015	2016	2015

Operations:
Net investment income	$2,013,906	$3,732,222
Net realized gain	1,336,186	3,790,758
Change in net unrealized appreciation (depreciation)	15,354,078	(9,423,507)
Increase (Decrease) in Net Assets From Operations	18,704,170	(1,900,527)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,700,010)	(3,200,012)
Net realized gains	(1,676,344)	—
Decrease in Net Assets From Distributions to Shareholders	(6,376,354)	(3,200,012)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	8,700,439	19,756,740
Reinvestment of distributions	6,340,455	3,179,994
Cost of shares repurchased	(22,569,919)	(35,116,427)
Decrease in Net Assets From Fund Share Transactions	(7,529,025)	(12,179,693)
Increase (Decrease) in Net Assets	4,798,791	(17,280,232)

Net Assets:
Beginning of period	231,574,732	248,854,964
End of period*	$236,373,523	$231,574,732
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(30,611)	$2,655,493

See Notes to Financial Statements.

22	QS S&P 500 Index Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$19.57	$20.06	$17.09	$14.68	$11.51	$11.61

Income (loss) from operations:
Net investment income	0.17	0.31	0.27	0.26	0.22	0.18
Net realized and unrealized gain (loss)	1.44	(0.54)	2.95	2.43	3.15	(0.10)
Total income (loss) from operations	1.61	(0.23)	3.22	2.69	3.37	0.08

Less distributions from:
Net investment income	(0.40)	(0.26)	(0.25)	(0.28)	(0.20)	(0.18)
Net realized gains	(0.14)	—	—	—	—	—
Total distributions	(0.54)	(0.26)	(0.25)	(0.28)	(0.20)	(0.18)

Net asset value, end of period	$20.64	$19.57	$20.06	$17.09	$14.68	$11.51
Total return[3]	8.21%	(1.21)%	19.01%	18.71%	29.55%	0.56%

Net assets, end of period (millions)	$227	$223	$240	$223	$236	$204

Ratios to average net assets:
Gross expenses	0.61%[4]	0.61%	0.62%	0.64%	0.66%	0.61%
Net expenses[5,6]	0.59 [4]	0.59	0.59	0.59	0.59	0.59
Net investment income	1.69 [4]	1.48	1.45	1.68	1.61	1.41

Portfolio turnover rate	2%	2%	12%	21%	7%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$19.71	$20.20	$17.21	$14.78	$11.59	$11.68

Income (loss) from operations:
Net investment income	0.19	0.35	0.31	0.29	0.24	0.21
Net realized and unrealized gain (loss)	1.45	(0.54)	2.96	2.45	3.17	(0.09)
Total income (loss) from operations	1.64	(0.19)	3.27	2.74	3.41	0.12

Less distributions from:
Net investment income	(0.44)	(0.30)	(0.28)	(0.31)	(0.22)	(0.21)
Net realized gains	(0.14)	—	—	—	—	—
Total distributions	(0.58)	(0.30)	(0.28)	(0.31)	(0.22)	(0.21)

Net asset value, end of period	$20.77	$19.71	$20.20	$17.21	$14.78	$11.59
Total return[3]	8.37%	(1.01)%	19.23%	18.93%	29.78%	0.85%[4]

Net assets, end of period (millions)	$9	$8	$9	$8	$11	$12

Ratios to average net assets:
Gross expenses	0.44%[5]	0.44%	0.53%	0.58%	0.42%	0.49%
Net expenses[6,7]	0.39 [5]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.89 [5]	1.68	1.65	1.85	1.80	1.61

Portfolio turnover rate	2%	2%	12%	21%	7%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 0.76% for the year ended September 30, 2011.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	QS S&P 500 Index Fund 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Batterymarch S&P 500 Index Fund (effective April 1, 2016, QS S&P 500 Index Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

QS S&P 500 Index Fund 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26	QS S&P 500 Index Fund 2016 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks†	$236,254,512	—	—	$236,254,512
Short-term investments†	278,163	—	—	278,163
Total investments	$236,532,675	—	—	$236,532,675
Other financial instruments:
Futures contracts	$25,815	—	—	$25,815
Total	$236,558,490	—	—	$236,558,490

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily

QS S&P 500 Index Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

28	QS S&P 500 Index Fund 2016 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Batterymarch Financial Management, Inc.(“QS Batterymarch”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Batterymarch and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended March 31, 2016, fees waived and/or expenses reimbursed amounted to $24,925.

QS S&P 500 Index Fund 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$3,834,218
Sales	12,919,817

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$118,611,064
Gross unrealized depreciation	(8,267,582)
Net unrealized appreciation	$110,343,482

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	16	6/16	$1,615,385	$1,641,200	$25,815

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2016.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$25,815

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

30	QS S&P 500 Index Fund 2016 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$142,723

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$65,223

During the six months ended March 31, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,672,904

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at March 31, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$25,883	—	$25,883

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$227,988	$74,926
Class D	—	4,152
Total	$227,988	$79,078

QS S&P 500 Index Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$22,800
Class D	2,125
Total	$24,925

6. Distributions to shareholders by class

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Net Investment Income:
Class A	$4,507,570	$3,067,029
Class D	192,440	132,983
Total	$4,700,010	$3,200,012

Net Realized Gains:
Class A	$1,614,078	—
Class D	62,266	—
Total	$1,676,344	—

7. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the six months ended March 31, 2016:

	Affiliate Value at 9/30/15	Purchased		Sold		Dividend Income	Affiliate Value at 3/31/16	Realized Gain (Loss)
Company		Cost	Shares/Par	Cost	Shares/Par
Legg Mason Inc.	$54,925	—	—	—	—	$792	$45,778	—

8. Shares of beneficial interest

At March 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

32	QS S&P 500 Index Fund 2016 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	395,789	$8,041,071	919,132	$18,968,198
Shares issued on reinvestment	298,321	6,085,749	149,278	3,047,011
Shares repurchased	(1,101,303)	(22,250,338)	(1,619,835)	(33,781,791)
Net decrease	(407,193)	$(8,123,518)	(551,425)	$(11,766,582)

Class D
Shares sold	31,749	$659,368	37,518	$788,542
Shares issued on reinvestment	12,419	254,706	6,478	132,983
Shares repurchased	(15,472)	(319,581)	(64,193)	(1,334,636)
Net increase (decrease)	28,696	$594,493	(20,197)	$(413,111)

9. Subsequent event

Effective April 1, 2016, QS Investors, LLC became a subadviser, and QS Batterymarch Financial Management, Inc. ceased to be a subadviser, to the Fund. The same portfolio managers continue to serve the Fund. Additionally, effective April 1, 2016, the Fund’s name changed from QS Batterymarch S&P 500 Index Fund to QS S&P 500 Index Fund. There were no changes to the Fund’s investment objectives, strategies or policies as a result of the name change.

QS S&P 500 Index Fund 2016 Semi-Annual Report	33

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) provided day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS Batterymarch, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

At a subsequent meeting of the Trust’s Board of Trustees, the Board considered and approved for an annual period a sub-advisory agreement with QS Investors, LLC (“QS”) pursuant to which QS would provide day-to-day management of the Fund’s portfolio. The sub-advisory agreement with QS replaced the sub-advisory agreement with QS Batterymarch upon the reorganization of QS Batterymarch with and into QS, effective April 1, 2016. QS is an indirect wholly-owned subsidiary of Legg Mason, Inc. Noting that the sub-advisory agreement with QS is substantially identical to the sub-advisory agreement with QS Batterymarch and that there would be no changes to the nature, scope and quality of the services provided or the fees therefor, the Independent Trustees approved the sub-advisory agreement with QS based on an evaluation of several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees

34	QS S&P 500 Index Fund

also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS (formerly, QS Batterymarch), the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional S&P 500 Index funds (the “Performance Universe”) selected by Lipper, Inc.

QS S&P 500 Index Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

(“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and its benchmark performance index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2015. The Fund performed below the median performance of the funds in the Performance Universe for the one- and three-year periods and slightly below the median performance of the funds in the Performance Universe for the five- and ten-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2015, which showed that the Fund’s performance was below the Lipper category average during the third quarter and year-to-date period. After discussions with representatives of management, the Trustees noted that the Manager and QS (formerly, QS Batterymarch) were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance relative to the S&P 500 Index. Based on its review, the Board generally was satisfied with the Fund’s performance and with management’s efforts to improve the Fund’s performance relative to the S&P 500 Index going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement that was in effect for the Fund, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (the “Actual Management Fee”).

The Board also reviewed information regarding the scope of services provided to the Fund, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

36	QS S&P 500 Index Fund

Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of six retail no-load S&P 500 Index funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail no-load S&P 500 Index funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was at the median of management fees paid by the funds in the Expense Group and that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and was higher than the average management fee paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and was higher than the average total expense ratio of the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

QS S&P 500 Index Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

38	QS S&P 500 Index Fund

QS

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 5/16 SR16-2756

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016